Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Business, Sovereign and Bank (Detail) - Allowance for credit losses [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,250	$ 2,326
Provision for credit losses
Write-offs		(1,425)
Recoveries		330
Exchange rate and other		(27)
Balance at end of period		2,250
Business, Sovereign and Bank [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,010
Provision for credit losses
Model changes	(35)
Purchases and originations	273
Derecognitions and maturities	(332)
Remeasurements	250
Write-offs	(207)
Recoveries	65
Exchange rate and other	(45)
Balance at end of period	979	1,010
Business, Sovereign and Bank [member] | Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	251
Provision for credit losses
Model changes	(17)
Transfers in (out) to Stage 1	207
Transfers in (out) to Stage 2	(66)
Transfers in (out) to Stage 3	(2)
Purchases and originations	227
Derecognitions and maturities	(153)
Remeasurements	(176)
Exchange rate and other	3
Balance at end of period	274	251
Business, Sovereign and Bank [member] | Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	352
Provision for credit losses
Model changes	(12)
Transfers in (out) to Stage 1	(207)
Transfers in (out) to Stage 2	93
Transfers in (out) to Stage 3	(43)
Purchases and originations	46
Derecognitions and maturities	(179)
Remeasurements	289
Exchange rate and other	1
Balance at end of period	340	352
Business, Sovereign and Bank [member] | Impaired Stage Three [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	407
Provision for credit losses
Model changes	(6)
Transfers in (out) to Stage 2	(27)
Transfers in (out) to Stage 3	45
Remeasurements	137
Write-offs	(207)
Recoveries	65
Exchange rate and other	(49)
Balance at end of period	$ 365	$ 407